Investments in Available-For-Sale Securities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Securities		Dec. 31, 2012
Schedule of Available-for-sale Securities
Proceeds from sales of available-for-sale securities	$ 11,493,000		$ 4,249,000
Gross realized gains from sales of available-for-sale securities	126,000		125,000
Tax expense on gains from sales of available-for-sale securities	43,000		42,000
Number of securities that exceeded 10% of stockholders' equity	0
Carrying amounts of securities pledged for securities sold under agreements to repurchase and public deposits	15,418,000		14,819,000
Net impairment losses recognized in earnings	$ 17,000	[1]	$ 12,000	[1]

[1]	Represents the credit component of the other-than-temporary impairment on securities.